Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Summary Of Components Of Provision For Income Taxes From Continuing Operations
The following table summarizes components of the provision for income taxes from continuing operations for each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Current income tax expense:
U.S.	$94.2	$45.0	$36.4
Non-U.S.	107.3	166.0	88.3
	201.5	211.0	124.7
Deferred income tax expense (benefit):
U.S.	19.8	29.6	(9.7)
Non-U.S.	(8.6)	(2.5)	(3.4)
	11.2	27.1	(13.1)
Total income tax expense	$212.7	$238.1	$111.6

Summary Of Significant Components Of Deferred Income Tax Assets (Liabilities)
The following table summarizes significant components of deferred income tax assets (liabilities) as of December 31, 2013 and 2012 (in millions):

	2013	2012
Deferred tax assets:
Foreign tax credits	$159.0	$173.4
Premium on long-term debt	111.9	124.0
Net operating loss carryforwards	104.0	87.8
Employee benefits, including share-based compensation	41.7	33.4
Deferred revenue	19.4	22.7
Other	19.8	24.5
Total deferred tax assets	455.8	465.8
Valuation allowance	(232.6)	(227.1)
Net deferred tax assets	223.2	238.7
Deferred tax liabilities:
Property and equipment	(453.6)	(472.9)
Intercompany transfers of property	(29.2)	(32.2)
Deferred costs	(11.4)	(20.9)
Other	(24.0)	(31.3)
Total deferred tax liabilities	(518.2)	(557.3)
Net deferred tax liability	$(295.0)	$(318.6)
Net current deferred tax asset	$20.9	$13.8
Net noncurrent deferred tax liability	(315.9)	(332.4)
Net deferred tax liability	$(295.0)	$(318.6)

Summary Of Effective Income Tax Rate On Continuing Operations
Our consolidated effective income tax rate on continuing operations for each of the years in the three-year period ended December 31, 2013, differs from the U.K. statutory income tax rate as follows:

	2013	2012	2011
U.K. statutory income tax rate	23.3%	24.5%	26.5%
Non-U.K. taxes	(13.7)	(17.3)	(18.1)
Valuation allowance	1.9	4.8	4.7
Net expense associated with uncertain tax positions and other adjustments relating to prior years	.6	1.0	.8
Amortization of net deferred charges associated with intercompany rig sales	.1	.4	.8
Income taxes associated with restructuring transactions	—	3.7	—
Other	.6	(.1)	.4
Effective income tax rate	12.8%	17.0%	15.1%

Summary Of Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013 and 2012 is as follows (in millions):

	2013	2012
Balance, beginning of year	$110.7	$53.6
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	35.8	21.3
Increases in unrecognized tax benefits as a result of tax positions taken during the current year	10.0	60.7
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years	(3.7)	(.4)
Settlements with taxing authorities	—	(4.1)
Lapse of applicable statutes of limitations	(1.1)	(20.8)
Impact of foreign currency exchange rates	—	.4
Balance, end of year	$151.7	$110.7